                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-1545

                      Eaton Vance Special Investment Trust
              (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                        (Name and Address of Agent for Service)

                                 (617) 482-8260
                                 --------------
                          Registrant's Telephone Number

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS

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[EV LOGO]

[ADDING MACHINE]

Semiannual Report June 30, 2003


                                   EATON VANCE
                                    UTILITIES
                                      FUND

[NYSE FLAG]

[STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Utilities Fund as of June 30, 2003

I N V E S T M E N T  U P D A T E

[PHOTO OF JUDITH A. SARYAN PORTFOLIO MANAGER]

Management Discussion

- The first six months of 2003 remained volatile, but markets proved to be resilient, achieving improved returns and positively concluding the first half of the year. War angst, questionable economic recovery, and the SARS outbreak were just a few of the factors contributing to increased volatility and unsettled investor sentiment. At the end of June 2003, an easing of geopolitical concerns, positive consumer data, a strong housing market, and a low interest rate environment provided significant support and a boost to the equity markets.

- The utilities sector kept pace with the rising stock market, enjoying steady gains over the six-month period ended June 30, 2003. Within the sector, declining interest rates, successful refinancing activity and dividend tax reform drove performance. Also, the sector benefitted from rising energy prices over the six-month period ended June 30, 2003.

- The Portfolio's largest allocation was in electric utilities and the Portfolio experienced its strongest performance from traditional electric and gas utilities. The environment of declining interest rates, as well as recent tax law changes, provided the catalyst for the industries' outperformance. Additionally, because management focused on companies with strong balance sheets, the Portfolio was in a good position to capitalize on the current cycle of rising prices.

- Mangement continued to accumulate defensive positions within telecommunications. The Portfolio's holdings consisted of a select group of high-quality companies that were primarily non-U.S. companies. These positions displayed stronger growth prospects than U.S. telecom companies in a less stringent regulatory environment.

- Looking forward, management believes the utilities sector will experience a broad-based stabilization of fundamentals. Most of the companies management follows are seeing improvements in free cash flow, which management expects to be used to accelerate debt paydown and improve balance sheets. Managment believes the overall markets will continue to be challenging in the months ahead. Because of this expectation, management expects to maintain the Portfolio's focus on companies with limited regulatory exposure, positive free cash flow and balance sheet strength.

   The Fund

   Performance for the Past Six Months

- During the six months ended June 30, 2003, the Fund's Class A shares had a total return of 12.26%.(1)
   This return was the result of an increase in net asset value (NAV) per share to $7.28 on June 30, 2003 from $6.58 on December 31, 2002, and the reinvestment of $0.095 per share in dividend income.(1)

- The Fund's Class B shares had a total return of 11.94%(1) during the same period, the result of an increase in NAV per share to $8.86 from $8.01 on December 31, 2002, and the reinvestment of $0.095 per share in dividend income.(1)

- The Fund's Class C shares had a total return of 11.95%(1) during the same period, the result of an increase in NAV per share to $9.60 from $8.67 on December 31, 2002, and the reinvestment of $0.095 per share in dividend income.(1)

- For comparison, during the six months ended June 30, 2003, the average return of funds included in the S&P Utilities Index was 17.55%.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of June 30, 2003

PERFORMANCE(3)                                       CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                5.41%     4.59%     4.56%
Five Years                                              5.12      4.33      4.31
Ten Years                                               7.18      N.A.      N.A.
Life of Fund+                                          12.01      6.92      6.69

SEC Average Annual Total Returns (including
  sales charge or applicable CDSC)
One Year                                               -0.71%    -0.41%     3.56%
Five Years                                              3.89      4.06      4.31
Ten Years                                               6.54      N.A.      N.A.
Life of Fund+                                          11.71      6.92      6.69

+Inception Dates - Class A: 12/18/81; Class B: 11/1/93; Class C: 11/1/93

TEN LARGEST HOLDINGS(4)

Exelon Corp.                                     4.2%
Entergy Corp.                                    4.1
BCE, Inc.                                        3.7
ALLETE, Inc.                                     3.7
Energy East Corp.                                3.6
Firstenergy Corp.                                3.5
Pepco Holdings, Inc.                             2.8
Cinergy Corp.                                    2.3
TDC A/S                                          2.3
PG&E Corp.                                       2.3

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) It is not possible to invest directly in an Index.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.
(4) Based on market value. Ten largest holdings accounted for 32.5% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investment in Utilities Portfolio, at
   value
   (identified cost, $353,079,744)        $396,286,935
Receivable for Fund shares sold              1,515,602
Prepaid expenses                                 7,377
------------------------------------------------------
TOTAL ASSETS                              $397,809,914
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    609,046
Payable to affiliate for distribution
   and service fees                              3,079
Payable to affiliate for Trustees' fees            993
Accrued expenses                                88,698
------------------------------------------------------
TOTAL LIABILITIES                         $    701,816
------------------------------------------------------
NET ASSETS                                $397,108,098
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $361,277,775
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (61,936,798)
Accumulated undistributed net investment
   income                                   54,559,930
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         43,207,191
------------------------------------------------------
TOTAL                                     $397,108,098
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $322,454,903
SHARES OUTSTANDING                          44,274,808
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.28
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $7.28)       $       7.72
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 56,115,513
SHARES OUTSTANDING                           6,332,135
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.86
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 18,537,682
SHARES OUTSTANDING                           1,931,220
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.60
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $268,239)            $ 7,598,989
Interest allocated from Portfolio              64,660
Expenses allocated from Portfolio          (1,271,735)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 6,391,914
-----------------------------------------------------
Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     1,830
Distribution and service fees
   Class A                                    356,818
   Class B                                    236,341
   Class C                                     68,961
Transfer and dividend disbursing agent
   fees                                       242,429
Printing and postage                           38,870
Custodian fee                                  16,695
Legal and accounting services                  15,090
Registration fees                              22,118
Miscellaneous                                  12,100
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,011,252
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 5,380,662
-----------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 4,416,853
   Foreign currency transactions                  581
-----------------------------------------------------
NET REALIZED GAIN                         $ 4,417,434
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $31,530,203
   Foreign currency                             9,002
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $31,539,205
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $35,956,639
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $41,337,301
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      5,380,662  $      10,504,043
   Net realized gain (loss)                      4,417,434        (55,140,168)
   Net change in unrealized
      appreciation (depreciation)               31,539,205         (8,053,833)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     41,337,301  $     (52,689,958)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (4,139,706) $      (8,557,053)
      Class B                                     (556,324)          (981,408)
      Class C                                     (147,789)          (194,841)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (4,843,819) $      (9,733,302)
-----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $     26,443,692  $      28,787,921
      Class B                                   11,407,584          8,567,962
      Class C                                    7,197,390          6,955,641
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    2,700,505          5,541,803
      Class B                                      377,112            701,022
      Class C                                       98,873            141,816
   Cost of shares redeemed
      Class A                                  (31,869,565)       (46,524,803)
      Class B                                   (4,096,634)       (12,237,274)
      Class C                                   (1,743,671)        (4,000,740)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     10,515,286  $     (12,066,652)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     47,008,768  $     (74,489,912)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    350,099,330  $     424,589,242
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    397,108,098  $     350,099,330
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     54,559,930  $      54,023,087
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS A
                                  -------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -----------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  6.580         $  7.740       $ 10.060       $ 11.650       $ 10.150       $  8.450
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.106         $  0.207       $  0.141       $  0.134       $  0.150       $  0.251
Net realized and unrealized
   gain (loss)                           0.689           (1.174)        (1.997)         0.593          3.773          1.721
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.795         $ (0.967)      $ (1.856)      $  0.727       $  3.923       $  1.972
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.095)        $ (0.193)      $ (0.155)      $ (0.115)      $ (0.162)      $ (0.235)
From net realized gain                      --               --         (0.309)        (2.202)        (2.261)        (0.037)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.095)        $ (0.193)      $ (0.464)      $ (2.317)      $ (2.423)      $ (0.272)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  7.280         $  6.580       $  7.740       $ 10.060       $ 11.650       $ 10.150
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          12.26%          (12.50)%       (18.93)%         6.48%         40.75%         23.78%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $322,455         $295,493       $360,738       $492,352       $509,845       $409,178
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.18%(4)         1.14%          1.10%          1.08%          1.08%          1.11%
   Interest expense(3)                      --(4)(5)         --(5)        0.01%          0.01%            --(5)        0.16%
   Net investment income                  3.23%(4)         2.99%          1.62%          1.18%          1.33%          2.75%
Portfolio Turnover of the
   Portfolio                                79%             146%           169%           149%            93%            78%
-----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS B
                                  -------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -----------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.010           $ 9.440        $12.180        $13.680        $11.610        $ 9.670
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.100           $ 0.189        $ 0.092        $ 0.056        $ 0.076        $ 0.209
Net realized and unrealized
   gain (loss)                          0.845            (1.439)        (2.423)         0.691          4.337          1.970
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.945           $(1.250)       $(2.331)       $ 0.747        $ 4.413        $ 2.179
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.095)          $(0.180)       $(0.100)       $(0.045)       $(0.082)       $(0.202)
From net realized gain                     --                --         (0.309)        (2.202)        (2.261)        (0.037)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.095)          $(0.180)       $(0.409)       $(2.247)       $(2.343)       $(0.239)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.860           $ 8.010        $ 9.440        $12.180        $13.680        $11.610
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         11.94%           (13.24)%       (19.51)%         5.61%         39.71%         22.88%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $56,116           $43,244        $54,199        $71,098        $62,285        $45,958
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.93%(4)          1.89%          1.85%          1.85%          1.82%          1.85%
   Interest expense(3)                     --(4)(5)          --(5)        0.01%          0.01%            --(5)        0.16%
   Net investment income                 2.50%(4)          2.24%          0.87%          0.42%          0.59%          2.01%
Portfolio Turnover of the
   Portfolio                               79%              146%           169%           149%            93%            78%
-----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS C
                                  -------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -----------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.670           $10.200        $13.130        $14.580        $12.270        $10.190
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.108           $ 0.204        $ 0.099        $ 0.058        $ 0.078        $ 0.220
Net realized and unrealized
   gain (loss)                          0.917            (1.549)        (2.620)         0.739          4.589          2.082
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.025           $(1.345)       $(2.521)       $ 0.797        $ 4.667        $ 2.302
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.095)          $(0.185)       $(0.100)       $(0.045)       $(0.096)       $(0.185)
From net realized gain                     --                --         (0.309)        (2.202)        (2.261)        (0.037)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.095)          $(0.185)       $(0.409)       $(2.247)       $(2.357)       $(0.222)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.600           $ 8.670        $10.200        $13.130        $14.580        $12.270
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         11.95%           (13.24)%       (19.55)%         5.60%         39.67%         22.88%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $18,538           $11,363        $ 9,652        $10,806        $ 6,349        $ 3,736
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.93%(4)          1.89%          1.85%          1.85%          1.85%          1.89%
   Interest expense(3)                     --(4)(5)          --(5)        0.01%          0.01%            --(5)        0.16%
   Net investment income                 2.47%(4)          2.25%          0.87%          0.41%          0.57%          1.99%
Portfolio Turnover of the
   Portfolio                               79%              146%           169%           149%            93%            78%
-----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Utilities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $64,169,451 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, ($199,692) and December 31, 2010, ($63,969,759). At
   December 31, 2002, net capital losses of $2,119,273 attributable to security transactions incurred after October 31, 2002, are treated as arising on the first day of the Fund's taxable year ending December 31, 2003.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class or, at the election of the

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                            3,816,885             4,322,420
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       412,291               828,591
    Redemptions                                     (4,882,932)           (6,823,937)
    --------------------------------------------------------------------------------
    NET DECREASE                                      (653,756)           (1,672,926)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                            1,401,131             1,037,898
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        47,245                86,248
    Redemptions                                       (513,967)           (1,469,325)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            934,409              (345,179)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              808,198               792,681
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        11,437                16,275
    Redemptions                                       (198,945)             (444,415)
    --------------------------------------------------------------------------------
    NET INCREASE                                       620,690               364,541
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, the Fund was informed EVM received or earned $29,173. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $38,400 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $177,256 and $51,721 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2003, the amounts of

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Uncovered Distribution Charges EVD calculated under the Plans were approximately $1,006,000 and $2,356,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2003 amounted to $356,818, $59,085, and $17,240 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchase in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $2,768,000 and $21,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $43,813,685 and $40,953,045, respectively, for the six months ended June 30, 2003.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003. The items considered at the meeting are set forth below. Results are rounded to nearest whole number.

   ITEM 1: To elect Trustees of the Trust.

   The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                      28,921,946   836,515
    Donald R. Dwight                           28,886,508   871,953
    James B. Hawkes                            28,927,269   831,192
    Samuel L. Hayes, III                       28,877,911   880,550
    William H. Park                            28,941,271   817,190
    Norton H. Reamer                           28,886,321   872,140
    Lynn A. Stout                              28,922,390   836,071

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

   ITEM 2: To modify the investment objective of the Fund. The results of the vote were as follows:

    AFFIRMATIVE                                23,392,648

    AGAINST                                     1,424,332

    ABSTAIN                                     1,334,763

    BROKER NON-VOTES                            3,606,719

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.5%
-----------------------------------------------------------------------
Comcast Corp., Class A(1)                       200,000    $  6,036,000
-----------------------------------------------------------------------
                                                           $  6,036,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 0.0%
-----------------------------------------------------------------------
Ovation, Inc.(1)(3)                              16,482    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Electric Utilities -- 30.2%
-----------------------------------------------------------------------
ALLETE, Inc.                                    555,000    $ 14,735,250
American Electric Power Co., Inc.               150,000       4,474,500
Black Hills Corp.                               200,000       6,140,000
Dominion Resources, Inc.                        100,000       6,427,000
Edison International(1)                         100,000       1,643,000
Energy East Corp.                               685,000      14,220,600
Entergy Corp.                                   305,000      16,097,900
Exelon Corp.                                    280,625      16,784,181
Fortum Oyj(2)                                   450,000       3,613,249
FPL Group, Inc.                                  75,000       5,013,750
Hawaiian Electric Industries, Inc.               25,000       1,146,250
National Grid Transco plc(2)                  1,009,000       6,855,389
Pepco Holdings, Inc.                            576,800      11,051,488
PPL Corp.                                        45,000       1,935,000
Public Power Corp.(2)                            65,000       1,173,932
Public Service Enterprise Group, Inc.            50,000       2,112,500
Scottish and Southern Energy PLC(2)             500,000       5,157,672
Texas Genco Holdings, Inc.                       55,250       1,284,563
-----------------------------------------------------------------------
                                                           $119,866,224
-----------------------------------------------------------------------
Electrical and Electronic Equipment -- 0.1%
-----------------------------------------------------------------------
Hubbell, Inc.                                    10,000    $    331,000
-----------------------------------------------------------------------
                                                           $    331,000
-----------------------------------------------------------------------
Gas Utilities -- 6.5%
-----------------------------------------------------------------------
AGL Resources, Inc.                             130,000    $  3,307,200
Equitable Resources, Inc.                       135,000       5,499,900
KeySpan Corp.                                   175,000       6,203,750
ONEOK, Inc.                                     275,000       5,398,250
TransAlta Corp.(2)                              125,000       1,660,000
Williams Co., Inc. (The)                        450,000       3,555,000
-----------------------------------------------------------------------
                                                           $ 25,624,100
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Integrated Oil -- 7.8%
-----------------------------------------------------------------------
BP plc ADR                                      150,000    $  6,303,000
ChevronTexaco Corp.                             100,000       7,220,000
ConocoPhillips                                  115,000       6,302,000
Exxon Mobil Corp.                               200,000       7,182,000
Total SA ADR                                     50,000       3,790,000
-----------------------------------------------------------------------
                                                           $ 30,797,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.2%
-----------------------------------------------------------------------
San Juan Basin Royalty Trust                     35,000    $    628,250
-----------------------------------------------------------------------
                                                           $    628,250
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
-----------------------------------------------------------------------
Occidental Petroleum Corp.                      220,000    $  7,381,000
Talisman Energy, Inc.(2)                         40,000       1,834,000
Tatneft ADR                                      10,000         190,100
-----------------------------------------------------------------------
                                                           $  9,405,100
-----------------------------------------------------------------------
Publishing -- 0.6%
-----------------------------------------------------------------------
Pearson plc(2)                                  200,000    $  1,871,309
Pearson plc ADR                                  75,000         720,000
-----------------------------------------------------------------------
                                                           $  2,591,309
-----------------------------------------------------------------------
Telecommunications Services -- 13.7%
-----------------------------------------------------------------------
AO VimpelCom ADR(1)                             112,500    $  5,224,500
AT&T Wireless Services, Inc.(1)                 500,000       4,105,000
Deutsche Telekom AG(1)(2)                       350,000       5,350,853
Elisa Oyj(1)(2)                                 336,250       2,893,303
France Telecom SA(1)(2)                         231,000       5,676,011
Koninklijke (Royal) KPN NV(1)(2)                200,000       1,419,532
mm02 plc(1)(2)                                1,500,000       1,407,201
TDC A/S(2)                                      300,600       9,007,666
Telecom Italia Mobile(2)                      1,052,000       5,191,622
Telecom Italia SPA(2)                           325,000       2,946,046
Telefonica SA(2)                                250,000       2,907,510
Telekom Austria AG(1)(2)                          4,598          52,258
Vodafone Group plc ADR                          420,000       8,253,000
-----------------------------------------------------------------------
                                                           $ 54,434,502
-----------------------------------------------------------------------
Telephone Utilities -- 12.0%
-----------------------------------------------------------------------
BCE, Inc.(2)                                    640,400    $ 14,799,644
BellSouth Corp.                                 225,000       5,991,750
CenturyTel, Inc.                                 50,000       1,742,500
Manitoba Telecom Services, Inc.(2)               80,000       2,345,581

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telephone Utilities (continued)
-----------------------------------------------------------------------
SBC Communications, Inc.                        300,000    $  7,665,000
Telefonos de Mexico SA de CV (Telmex)
ADR                                             240,000       7,540,800
Verizon Communications, Inc.                    190,000       7,495,500
-----------------------------------------------------------------------
                                                           $ 47,580,775
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 16.5%
-----------------------------------------------------------------------
Ameren Corp.                                     95,800    $  4,224,780
Centrica plc(2)                                 700,000       2,033,726
Cinergy Corp.                                   250,000       9,197,500
E ON AG(2)                                       75,000       3,862,588
Firstenergy Corp.                               360,000      13,842,000
MDU Resources Group, Inc.                       208,900       6,996,061
NSTAR                                            50,000       2,277,500
PG&E Corp.(1)                                   425,000       8,988,750
SCANA Corp.                                     100,000       3,428,000
Scottish Power plc(2)                           754,290       4,538,777
Sempra Energy                                   154,700       4,413,591
Xcel Energy, Inc.                               100,000       1,504,000
-----------------------------------------------------------------------
                                                           $ 65,307,273
-----------------------------------------------------------------------
Water Utilities -- 0.6%
-----------------------------------------------------------------------
Philadelphia Suburban Corp.                     100,000    $  2,438,000
-----------------------------------------------------------------------
                                                           $  2,438,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $321,188,417)                          $365,039,533
-----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 7.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Utilities -- 2.3%
-----------------------------------------------------------------------
FPL Group, Inc.(1)                              150,000    $  8,944,500
-----------------------------------------------------------------------
                                                           $  8,944,500
-----------------------------------------------------------------------
Gas Utilities -- 1.7%
-----------------------------------------------------------------------
KeySpan Corp.(1)                                100,000    $  5,295,000
Williams Companies Inc.(1)(4)                    29,400       1,594,950
-----------------------------------------------------------------------
                                                           $  6,889,950
-----------------------------------------------------------------------
Telecommunications Services -- 1.3%
-----------------------------------------------------------------------
Alltel Corp.                                    100,000    $  4,975,000
-----------------------------------------------------------------------
                                                           $  4,975,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 1.8%
-----------------------------------------------------------------------
Cinergy Corp.(1)                                120,000    $  7,108,800
Reliant Resources, Inc.(4)                      100,000          98,500
-----------------------------------------------------------------------
                                                           $  7,207,300
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $25,073,200)                           $ 28,016,750
-----------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 0.0%
-----------------------------------------------------------------------
Ovation, Inc.(3)                                    807    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $3,595,224)                            $          0
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                              $      2,451    $  2,451,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,451,000)                         $  2,451,000
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $352,307,841)                          $395,507,283
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $    779,682
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $396,286,965
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $352,307,841)        $395,507,283
Cash                                             3,853
Receivable for investments sold              5,971,750
Interest and dividends receivable              942,628
Prepaid expenses                                   300
Tax reclaim receivable                         112,097
------------------------------------------------------
TOTAL ASSETS                              $402,537,911
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  6,213,700
Payable to affiliate for Trustees' fees          5,336
Accrued expenses                                31,910
------------------------------------------------------
TOTAL LIABILITIES                         $  6,250,946
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $396,286,965
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $353,079,774
Net unrealized appreciation (computed on
   the basis
   of identified cost)                      43,207,191
------------------------------------------------------
TOTAL                                     $396,286,965
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $268,239)                              $ 7,598,989
Interest                                       64,660
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 7,663,649
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,136,020
Trustees' fees and expenses                     9,046
Custodian fee                                  99,656
Legal and accounting services                  19,027
Interest expense                                2,846
Miscellaneous                                   5,140
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,271,735
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 6,391,914
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 4,416,853
   Foreign currency transactions                  581
-----------------------------------------------------
NET REALIZED GAIN                         $ 4,417,434
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $31,530,207
   Foreign currency                             9,002
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $31,539,209
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $35,956,643
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $42,348,557
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      6,391,914  $      12,427,542
   Net realized gain (loss)                      4,417,434        (55,140,171)
   Net change in unrealized appreciation
      (depreciation)                            31,539,209         (8,053,833)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     42,348,557  $     (50,766,462)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     43,813,685  $      44,414,851
   Withdrawals                                 (40,953,045)       (68,277,125)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      2,860,640  $     (23,862,274)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     45,209,197  $     (74,628,736)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    351,077,768  $     425,706,504
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    396,286,965  $     351,077,768
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -------------------------------------------------------------
                                  (UNAUDITED)           2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.73%(1)        0.73%        0.71%        0.71%        0.72%        0.72%
   Interest expense                         --(1)(2)        --(2)      0.01%        0.01%          --(2)      0.16%
   Net investment income                  3.68%(1)        3.40%        2.00%        1.54%        1.68%        3.13%
Portfolio Turnover                          79%            146%         169%         149%          93%          78%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          12.50%         (12.13)%     (18.61)%         --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $396,287        $351,078     $425,707     $574,586     $579,090     $459,616
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2)  Represents less than 0.01%.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2003, the Eaton Vance Utilities Fund held approximately 99.9% interest in the Portfolio. Under normal circumstances, the Portfolio invests at least 80% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on securities exchanges are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Marketable securities listed in the NASDAQ Market System are valued at the NASDAQ official closing price. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, $31 in credit balances were used to reduce the Portfolio's custodian fee.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a reduction of BMR's compensation so that advisory fees paid will not exceed 0.65% (annualized) on an annual basis on assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates thereafter. For the six months ended June 30, 2003, the fee was equivalent to 0.65% of the Portfolio's average daily net assets for such period and amounted to $1,136,020. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $295,521,488, and $270,852,242, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $352,307,841
    ------------------------------------------------------
    Gross unrealized appreciation             $ 50,633,566
    Gross unrealized depreciation               (7,434,124)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 43,199,442
    ------------------------------------------------------

   The net unrealized appreciation on foreign currency was $7,749 at June 30, 2003.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2003.

6 Interestholders Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003. The items considered at the meeting are set forth below. Results are rounded to nearest whole number.

UTILITIES PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   ITEM 1: To elect Trustees of the Portfolio. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            97%           3%
    Donald R. Dwight                                 97%           3%
    James B. Hawkes                                  97%           3%
    Samuel L. Hayes, III                             97%           3%
    William H. Park                                  97%           3%
    Norton H. Reamer                                 97%           3%
    Lynn A. Stout                                    97%           3%

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

   ITEM 2: To modify the investment objective of the Portfolio. The results of the vote were as follows:

    AFFIRMATIVE                                79%
    AGAINST                                     5%
    ABSTAIN                                     4%
    BROKER NON-VOTES                           12%

EATON VANCE UTILITIES FUND

INVESTMENT MANAGEMENT

EATON VANCE UTILITIES FUND

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

UTILITIES PORTFOLIO

Officers

Duncan W. Richardson
President

Judith A. Saryan
Vice President and
Portfolio Manager

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF UTILITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE UTILITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE UTILITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

159-8/03                                                                   UTSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust (On behalf of Eaton Vance Utilities Fund)


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 18, 2003


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003